T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
MARYLAND 94.2%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 500
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 620
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,026
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,815
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,129
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/26  1,740 1,847
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 188
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 122
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 129
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (1) 190 176
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/25  1,075 1,101
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/26  2,315 2,424
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,635 1,687
Baltimore County, Consolidated Public Improvement, Series 2022,
GO, 5.00%, 3/1/27  275 295
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,072
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  435 419
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  200 200
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 404
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,520 1,519
Carroll County, GO, 5.00%, 11/1/25  1,400 1,456
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 535
Charles County, Consolidated Public Improvement, Series 2021,
GO, 5.00%, 10/1/26  1,030 1,093
Charles County, Consolidated Public Improvement, Series 2023,
GO, 5.00%, 10/1/26 (2) 1,800 1,910
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,008
Frederick County, Series A, 5.00%, 7/1/25  860 880
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/25  1,500 1,539
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/26  1,565 1,642

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  1,795 1,798
Harford County, GO, 5.00%, 10/1/25  840 872
Harford County, GO, 5.00%, 10/1/26  1,950 2,070
Harford County, Series B, GO, 5.00%, 7/1/26  2,390 2,522
Howard County, Series B, GO, 5.00%, 8/15/26  255 270
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,023
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 262
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 242
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 126
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 134
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  620 634
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 8/15/26  1,000 1,058
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/25  1,035 1,059
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  145 145
Maryland, Series 2017-A, GO, 5.00%, 8/1/25  2,215 2,294
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  2,745 2,902
Maryland, Series 2019-A, GO, 5.00%, 8/1/25  4,130 4,277
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,135 1,200
Maryland, Series A, GO, 5.00%, 3/15/25  1,595 1,638
Maryland, Series A, GO, 5.00%, 3/15/26  1,420 1,488
Maryland, Series A, GO, 5.00%, 3/15/27  1,485 1,593
Maryland, Series B, GO, 5.00%, 8/1/25  3,580 3,708
Maryland, Series B, GO, 5.00%, 8/1/26  1,045 1,105
Maryland CDA, Series C, 1.55%, 3/1/29  750 653
Maryland CDA, Series C, 5.00%, 9/1/26  1,210 1,265
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 195
Maryland DOT, 5.00%, 5/1/25  415 426
Maryland DOT, 5.00%, 6/1/25  650 651
Maryland DOT, 5.00%, 5/1/26  1,985 2,041
Maryland DOT, 5.00%, 10/1/26  1,030 1,093
Maryland DOT, 5.00%, 11/1/26  1,040 1,059
Maryland DOT, 5.00%, 10/1/27  2,005 2,128
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,454
Maryland DOT, Series A, 5.00%, 12/1/25  1,080 1,124
Maryland DOT, Series A, 5.00%, 10/1/27  475 515
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,278

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,250 1,313
Maryland Economic Dev., Series B, VRDN, 4.10%, 10/1/36
(Tender 4/3/28)  1,025 1,035
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  230 230
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 300
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 352
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  500 504
Maryland Economic Dev., Cargo Revenue, 4.00%, 7/1/24 (1)(3) 585 581
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 770
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 780
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (3) 780 796
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,260 1,260
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,194
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,051
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (4) 25 25
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (4) 15 15
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (4) 1,000 1,018
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  200 199
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 76
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24) (5) 80 81
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24) (5) 1,070 1,077
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 474
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 644
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 474
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,085 1,118
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 185
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 66
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  350 362
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 311
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  325 333
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 243
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 92
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  90 94
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25) (5) 395 407
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/24  165 166

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/24  70 71
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 389
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  765 779
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 295
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/24  1,500 1,510
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,530
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,457
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 102
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 208
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (5) 1,000 1,006
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  195 207
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 515
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 277
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  6,150 6,246
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  3,000 3,150
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.20%, 7/1/41  600 600
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (6) 215 217
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (5) 90 91
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 329
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 136
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 104
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (5) 1,000 1,052
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (5) 2,000 2,103
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (5) 1,300 1,367
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (5) 1,545 1,625
Maryland Stadium Auth., Built to Learn Revenue, Series A, 5.00%,
6/1/26  2,025 2,126
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  290 303
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,880 1,939
Maryland Transportation Auth., Passenger Facility Charge
Revenue, 5.00%, 6/1/25 (3) 1,000 1,015

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 5.00%, 12/1/23  115 115
Montgomery County, Series B, GO, 4.00%, 11/1/26  535 554
Montgomery County, Series C, GO, 5.00%, 10/1/25  360 373
Montgomery County, Series E, GO, VRDN, 3.20%, 11/1/37  100 100
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  3,025 3,126
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  3,215 3,478
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 457
Prince George's County, Series A, GO, 5.00%, 8/1/25  1,000 1,033
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,057
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  365 394
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  655 676
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  565 611
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  500 528
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,015 1,026
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  250 264
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 413
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 1,977
Univ. System of Maryland, Series B, 5.00%, 4/1/26  545 572
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 249
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  565 582
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  750 791
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 970
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/25  800 824
142,831
PUERTO RICO 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (1) 775 777
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 750 759
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,415 1,440
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,680

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,000 1,057
7,713
Total Investments in Securities 99.3%
(Cost $151,442) $ 150,544
Other Assets Less Liabilities 0.7% 1,136
Net Assets 100.0% $ 151,680
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,732 and represents 1.8% of net assets.
(2) When-issued security
(3) Interest subject to alternative minimum tax.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Escrowed to maturity
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F90-054Q3 11/23